Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Net loss from continuing operations	$ (183)	$ (2,674)
Net income (loss)	$ 10,757	$ (3,655)
Weighted-average shares outstanding (basic)	3,140,975	3,144,682
Weighted-average shares outstanding (diluted)	3,713,817	3,144,682
Basic loss per share from continuing operations	$ (0.06)	$ (0.85)
Diluted loss per share from continuing operations	(0.06)	(0.85)
Basic income (loss) per share	3.42	(1.16)
Diluted income (loss) per share	$ 2.90	$ (1.16)
Stock options and DSUs [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	43,815	116,379
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares		662,543